SHARE REPURCHASE PROGRAM	12 Months Ended
Dec. 31, 2021
SHARE REPURCHASE PROGRAM
SHARE REPURCHASE PROGRAM

14. SHARE REPURCHASE PROGRAM

In December 2021, the Company’s Board of Directors authorized a share repurchase program (“2021 Share Repurchase Program”) under which the Company may repurchase up to 10 million U.S. dollars worth of its ADSs over the following 12 months. The share repurchases may be made from time to time through open market transactions at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on the market conditions and in accordance with applicable rules and regulation.

For the year ended December 31, 2021, the Company repurchased 9,000 ADSs, equivalent of 45,000 ordinary shares for 164 thousands in RMB (26 thousands in U.S. dollars) on the open market, at a weighted average price of US$2.86 per ADS.

The Company accounts for the repurchased ordinary shares under the cost method and includes such treasury stock as a component of the shareholders’ equity.